Lease Arrangements	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS
2018
The Company’s ma
j
or operating leases are arrangements on several parcels of land, machinery and equipment and office premises.
The Company expensed the lease payments as follows:

Year Ended December 31, 2018
NT$
(In Millions)

Minimum lease payments	$4,243.1

Future minimum lease payments under the above
non-cancellable
operating leases are as follows:

December 31, 2018
NT$
(In Millions)

Not later than 1 year	$5,824.1
Later than 1 year and not later than 5 years	5,834.9
Later than 5 years	9,190.6

$20,849.6

2019 and 2020

a.	Right-of-use assets

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$14,064.0	$25,141.9
Buildings	2,351.8	2,544.8
Machinery and equipment	775.8	—
Office equipment	40.8	41.8

	$17,232.4	$27,728.5

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)

Additions to right-of-use assets	$1,033.0	$13,481.2

Depreciation of right-of-use assets
Land	$957.1	$1,312.9
Buildings	458.8	569.5
Machinery and equipment	1,184.4	775.8
Office equipment	22.4	23.4

	$2,622.7	$2,681.6

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$55.0	$79.6

b.	Lease liabilities

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,275.1	$1,828.0
Noncurrent portion	15,041.8	20,560.6

	$17,316.9	$22,388.6

Ranges of discount rates for lease liabilities are as follows:

	December 31, 2019	December 31, 2020

Land	0.67%-2.14%	0.48%-2.14%
Buildings	0.67%-3.88%	0.54%-3.88%
Machinery and equipment	3.24%	—
Office equipment	0.64%-3.88%	0.28%-3.88%

c.   Material terms of
right-of-use
assets

The Company leases land and buildings mainly for the use of plants and offices with lease terms of 1 to 36 years. The lease contracts for land located in the R.O.C. specify that lease payments will be adjusted every 2 years on the basis of changes in announced land value prices. The Company does not have purchase options to acquire the leasehold land and buildings at the end of the lease terms.

The Company leases machinery and equipment for use in operation with lease terms of 2 years. The Company has purchase options to acquire leasehold machinery and equipment at the end of the lease terms. As of September 30, 2020, the aforementioned lease contract has been expired.

d.  Subleases

The Company subleases the right to use its buildings and machinery and equipment under operating leases with lease terms of 1 to 6 years.

The maturity analysis of lease payments receivable under operating subleases is as follows:

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$58.6	$144.1
Year 2	1.9	—

	$60.5	$144.1

e. Other lease information
	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)

Expenses relating to short-term leases	$5,007.1	$3,153.5

Expenses relating to low-value asset leases	$0.5	$0.3

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$195.1	$257.0

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)

Total cash outflow for leases	$7,724.4	$6,354.6